SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

(a)   Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation

(b)   Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIE’s subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated upon consolidation.

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or the entity is structured with disproportionate voting rights, and substantially all of the activities are conducted on behalf of an investor with disproportionately few voting rights.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses or has the rights to receive benefits that are potentially significant to the entities.

As a foreign-invested company engaged in Internet-based businesses, the Group is subject to significant restrictions under current PRC laws and regulations, specifically the Company and its PRC subsidiary, Yao Fang, as a wholly foreign owned enterprise ("WFOE"), are both restricted from holding the licenses that are necessary for the online operation in China. To comply with these restrictions, the Company conducts the online operations principally through Yihao Pharmacy. Yihao Pharmacy holds the licenses necessary to conduct the internet-related operations of 1 Drugstore and 1 Drug Mall in China.

Since the Company does not have any equity interests in Yihao Pharmacy, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary, the WFOE, entered into a series of contractual arrangements with Yihao Pharmacy and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Yihao Pharmacy shareholders’ equity interests in it. Details of the key agreements entered into between the WFOE, Yihao Pharmacy and each of its two individual shareholders nominated by the Founders ("Nominees") in September 2013 are as follows:

The agreements that provide the Company effective control over the VIE include:

Exclusive Option Agreement:    Under the exclusive option agreement, the Nominees granted an irrevocable assets and equity option to WFOE, that entitles WFOE or its designated entity or individual to acquire all or a portion of the assets owned by Yihao Pharmacy and its subsidiaries and all the equity interests held by nominees in Yihao Pharmacy and its subsidiaries at its sole discretion, at zero price or the lowest price permitted under PRC laws then in effect. The option may be exercised by WFOE or its designee. The exclusive option agreement remains effective for the same period as the exclusive support service agreement.

Proxy Agreement:    Under the shareholder voting right proxy agreement, the Nominees irrevocably grant any person designated by WFOE the power to exercise all voting rights. This Agreement may not be terminated without the consent of WFOE, which may unilaterally terminate the agreement, by giving a thirty (30) day prior written notice to the Nominees. The proxy agreement remains in force for the same period as the exclusive support services agreement.

The agreements that transfer economic benefits to the Company include:

Equity Pledge Agreement:    Under the equity pledge agreement, all of the equity interest in Yihao Pharmacy were pledged to WFOE to guarantee the performance of the obligations of Yihao Pharmacy and Nominees under the exclusive support services agreement, the proxy agreement, the exclusive option agreement, and repayment of all accounts payable to WFOE from time to time. If the Nominees or Yihao Pharmacy breach their respective contractual obligations, WFOE, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the equity pledge agreement, the Nominees shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Yihao Pharmacy without the prior written consent of WFOE. The equity pledge right enjoyed by WFOE will expire when the Nominees and Yihao Pharmacy have fully performed their respective contractual obligations, including but not limited to pay services fees to the WFOE under the exclusive support services agreement, authorize the WFOE to act as its attorney-in fact to exercise shareholders’ rights of Nominees under the proxy agreements, grant exclusive option to the WFOE or any third party designated by WFOE to purchase all or part of their respective equity interests at the lowest price permitted by law under the exclusive option agreements, and repay all accounts payable to WFOE.

Exclusive Support Service Agreement:    Pursuant to the exclusive support service agreement, WFOE provides Yihao Pharmacy with a series of technical support services and is entitled to receive related fees. This agreement shall be in full force and effective until Yihao Pharmacy’s valid operation term as stated on business license expires. During the term of this agreement, WFOE shall be the exclusive provider of the services. Yihao Pharmacy shall not seek or accept similar services from other providers without the prior written approval of WFOE. The agreement will remain effective for ten years and will be automatically extended for another ten years thereafter, unless WFOE terminates the agreement or it is terminated in advance pursuant to other provisions of the agreement such as bankruptcy of one party or one party’s failure to perform its obligation for more than six consecutive months due to a force majeure event.

Similar contractual agreements were also entered into by WFOE, Yihao Pharmaceutical Chain and Yao Wang, and their respective shareholders in September 2013.

US GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affect the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The irrevocable power of attorney has conveyed all shareholder rights held by the VIEs’ shareholders to WFOE, including the right to appoint board members who nominate the general managers of the VIEs to conduct day-to-day management of the VIEs’ businesses, and to approve significant transactions of the VIEs. In addition, the exclusive option agreements provide WFOE with a substantive kick-out right of the VIEs shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIEs at zero price or the lowest price permitted under PRC laws then in effect. In addition, through the exclusive support services agreements, the Company established the right to receive benefits from the VIEs that could potentially be significant to the VIEs, and through the equity pledge agreement, the Company has, in substance, an obligation to absorb losses of the VIEs that could potentially be significant to the VIEs.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

•

If the Group’s ownership structure is found to be in violation of any existing or future PRC laws or regulations, the relevant governmental authorities, including the China Securities Regulatory Commission, would have broad discretion in dealing with such violation, including levying fines, confiscating its income or the income of the WFOE, Yao Fang, revoking the business licenses or operating licenses of the WFOE, shutting down the Group’s servers or blocking the Group’s websites, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting or prohibiting the Group’s use of various funding to finance its business and operations in China, and taking other regulatory or enforcement actions that could be harmful to the Group’s business;

•

The Group relies on contractual arrangements with the VIEs and their equity holders for a majority of its PRC operations, which may not be as effective as direct ownership in providing operational control;

•

The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders;

•

Under the contractual arrangements with the VIEs and their shareholders, (a) the Company may replace any such individual as a shareholder of the VIEs at the Company’s discretion, and (b) each of two individuals has executed a power of attorney to appoint the WFOE or its designated third party to vote on their behalf and exercise shareholder rights of the VIE. However, the Company cannot assure that these individuals will act in the best interests of the Company should any conflicts of interest arise, or that any conflicts of interest will be resolved in the Company’s favor. These individuals may breach or cause the VIE to breach the existing contractual arrangements. If the Company cannot resolve any conflicts of interest or disputes between the Company and any of these individuals, the Company would have to rely on legal proceedings, which may be expensive, time-consuming and disruptive to its operations. There is also substantial uncertainty as to the outcome of any such legal proceedings.

The following amounts and balances of the VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,
	2017	2018
Current Assets:
Cash and cash equivalents	20,414	8,527
Short-term investments	26,000	—
Accounts receivable	20,398	28,351
Inventories	143,564	210,285
Prepayments and other current assets	79,648	133,655
Total current assets	290,024	380,818
Property and equipment	5,059	9,962
Intangible assets, net	360	382
Long-term investments	11,140	11,140
Other non-current assets	—	1,446
Total assets	306,583	403,748
Current Liabilities:
Accounts payable	(127,965)	(211,954)
Accrued expenses and other current liabilities	(34,124)	(50,356)
Total liabilities	(162,089)	(262,310)

	Years Ended December 31,
	2016	2017	2018
Net revenues	872,661	959,153	1,785,757
Total cost and expenses	(865,419)	(930,567)	(1,809,656)
Net income (loss)	7,242	28,586	(23,899)

	Years Ended December 31,
	2016	2017	2018
Net cash used in operating activities	(148,886)	(124,409)	(112,425)
Net cash used in investing activities	(473)	(54)	(7,308)
Net cash provided by financing activities	—	—	—

The VIEs contributed approximately 99% of the Group’s consolidated revenues for each of the years ended December 31, 2016, 2017 and 2018. As of December 31, 2017 and 2018, the VIEs accounted for an aggregate of approximately 40% and 26%, respectively, of the consolidated total assets, and approximately 81% and 81%, respectively, of the consolidated total liabilities. Assets not associated with the VIEs mainly consisted of cash and cash equivalents and short-term investments.

Since September 2013, WFOE started paying advertising fees and marketing fees to external suppliers for the VIEs and recharges all or portion of these expenses to the VIEs at cost given that VIEs are in a loss position. The advertising fees and marketing fees charged by WFOE were RMB 119,684,  162,844 and 79,742 for the years ended December 31, 2016, 2017 and 2018, respectively.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the consolidated VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends.

Use of estimates

(c)   Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include estimating inventory write-down, collectability of receivables, the useful lives of long-lived assets, assessing the impairment of long-term investments and long-lived assets, valuation of ordinary share, share-based compensation expenses, recoverability of deferred tax assets, sales return and the fair value of the financial instruments. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Cash and cash equivalents

(d)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Short-term investments

(e)   Short-term investments

Short-term investments include wealth management products, which are certain financial products with variable interest rates purchased from certain financial institutions with an original maturity period of less than one year. The Group classifies the wealth management products as "available-for-sale" debt securities. These investments are recorded at fair market value with the unrealized gains or losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’ (deficit) equity. The assessment of impairment of short-term investments is based on whether the decline in fair value is other-than-temporary. The Group assesses its available-for-sale debt securities for other-than-temporary impairment by considering factors including, but not limited to, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair values. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged in the consolidated statement of income and comprehensive income. The fair values of the investments would not be adjusted for subsequent recoveries in fair values. There was no impairment on available-for-sale debt securities for the years ended December 31, 2016, 2017 and 2018.

Accounts receivable, net

(f)   Accounts receivable, net

Accounts receivable mainly consists of amounts receivable from product delivery service providers and payment processing service providers, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Inventories

(g)   Inventories

Inventories, consisting of products available for sale, are stated at the lower of cost or market value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving or damaged products, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write-downs are recorded in cost of products sold in the consolidated statements of comprehensive loss.

Property and equipment

(h)   Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. The renovations, betterments and interest cost incurred during construction are capitalized. Property and equipment are depreciated at their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3 years
Electronic equipment	3 years
Vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive loss as the difference between the net sales proceeds and the carrying amount of the underlying asset. There was no interest cost capitalized during the years ended December 31, 2016, 2017 and 2018.

Intangible assets	(i) Intangible assets Intangible assets mainly consist of externally purchased software which are amortized over an estimated useful life of ten years on a straight-line basis.
Impairment of long-lived assets

(j)   Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. For the years ended December 31, 2016, 2017 and 2018, there was no impairment of the Group’s long-lived assets.

Long-term investments

(k)   Long-term investments

The Group measures its equity securities without a readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. As of December 31, 2018 and 2017, long-term investments were RMB11,140 with no changes in value recognized.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the excess of the investment’s cost over its fair value when the impairment is deemed other-than-temporary. No impairment was recorded for the Group’s long-term investments for the years ended December 31, 2016, 2017 and 2018.

Revenue recognition

(l)   Revenue recognition

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014‑09, "Revenue from Contracts with Customers ("ASC 606"). This standard replaced existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. The ASU also includes guidance regarding the accounting for contract acquisition costs, which includes sales commissions. The Group has early adopted ASC 606 and all subsequent ASUs that modified ASC 606 on January 1, 2017 using the full retrospective method which requires the Group to present its financial statements for all periods as if Topic 606 had been applied to all prior periods.

The Group follows five steps for its revenue recognition under ASC 606:

•	Step 1: Identify the contract (s) with a customer
•	Step 2: Identify the performance obligations in the contract
•	Step 3: Determine the transaction price
•	Step 4: Allocate the transaction price to the performance obligations in the contract
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group’s revenue is reported net of discount, value added tax and related surcharges. The primary sources of the Group’s revenues are as follows:

Product Revenues

The Group recognizes revenues from the sale of medicines, healthcare products and other wellness merchandise through its online platforms, including its internet website 1 Drugstore, cellular phone application and its offline pharmacies to its consumers (the "B2C Business"). The Group also generates revenues from the sale of medicines to its pharmacy customers through the online platform 1 Drug Mall (the "B2B Business").

Under both B2C Business and B2B Business, revenues from product sales are recognized at the point in time when the delivery is made and when title and risk of loss transfers to the consumers and pharmacy customers. Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to consumers and pharmacy customers ("transaction price"). To the extent that the transaction price includes variable consideration, the Group estimates the amount of variable consideration that should be included in the transaction price utilizing the most likely amount method. Variable consideration is included in the transaction price if, in the Group’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Group provides the right of return in circumstances when there is packing or delivery damage or other quality problems identified within 30 days which is considered to be a form of variable consideration. The Group estimates sales returns based on historical experience and based on such, the amount of sales returns accrual was insignificant as of December 31, 2017 and 2018.

The Group voluntarily provides discount coupons through its websites during its marketing activities. These coupons are not related to prior purchases, and can only be utilized in conjunction with subsequent purchases on the Group’s platforms. The coupons are recorded as a reduction of revenue at the time of use.

Under both B2B and B2C Businesses the Group utilizes delivery service providers to deliver products to its consumers and pharmacy customers ("shipping activities") but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers and pharmacy customers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers and pharmacy customers, but rather are activities to fulfill the Group’s promise to transfer the products and are recorded as fulfillment expenses.

Product revenues are recorded net of surcharges and value added tax ("VAT") ranging from 0% to 17% for different kinds of products based on the sales amount. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group records revenues on a gross basis because the Group controls the products before they are transferred to the consumers and pharmacy customers determined on the basis that: (1) the Group is primarily responsible for fulfilling its promise to deliver the specified products to consumers and pharmacy customers; (2) the Group has inventory risk before the specified products are transferred to a consumers and pharmacy customers or after transfer of control to the consumers and pharmacy customers, and (3) the Group has discretion in establishing the price for the specified products.

Service revenues

Service revenues primarily consist of fees charged to third-party marketplace sellers for whom the Group acts as an agent to facilitate the marketplace sellers’ online sales of their products through the online platform 1 Drugstore, which is referred to as marketplace service ("MP") revenue. The Group has determined it is not the principal in the arrangement as it is not responsible to fulfill the order for the specified products, it does not bear the inventory risk for the products, nor does it have the ability to establish prices. The Group charges the marketplace sellers commission fees equal to an agreed percentage of the sales price of the product when a sale is completed and also charges market place sellers an annual non-refundable up-front fee for platform usage. The promise to the customer, which is the marketplace seller, is to arrange for the sale which is considered as one performance obligation. Therefore, the Group recognizes the up-front fee and commission at the point in time when the sale is completed.

The Group also provides other ancillary services, which include advertisement display services and an online medical consultation service. The advertisement display service revenues represent amounts the Group receives from its customers, mainly pharmaceutical companies, by displaying the advertisement of products through the Group’s LED screens installed at offline pharmacy stores and are recognized over the period of time when the advertisement is displayed. The online medical consultation service represents the consultation services the Group provides with in-house full-time medical professionals and the revenue is recognized when the consultation is completed.

Beginning in November 2017, the Group started to offer a quarterly or annual membership program to its consumers, who pay a non-refundable upfront fee in exchange for specified price discounts on future purchases, limited times of free shipping, and limited times of medical consultation during the membership period. The Group allocates the fee to these performance obligations based on estimated stand-alone selling prices and recognizes revenue when the goods or services are provided to consumers and coupons are redeemed or when the coupons expire at the end of membership period.

Cost of products sold

(m)   Cost of products sold

Cost of products sold consists of the purchase price of products and inbound shipping charges. The Group periodically receives rebates from certain vendors in the form of credits that the Group can apply against trade amounts owed to vendors pursuant to a binding arrangement only if the Group completes a specified cumulative level of purchases within a specified time period. The rebates do not represent a payment for assets or services delivered to the vendor or a reimbursement of costs incurred by the Group to sell vendors’ products. The Group accounts for the rebates received from its vendors as a reduction to the price the Group pays for the products purchased and therefore records such amounts as a reduction of cost of products sold when recognized in the consolidated financial statements. Rebates are earned based on reaching minimum purchase thresholds within a specified period, typically on a fiscal quarterly or annual basis. Cost of products does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistics staff, logistics centers rental expenses and depreciation expenses. Therefore, the Group’s cost of products sold may not be comparable to other companies which include such expenses in their cost of products.

Fulfillment expenses

(n)   Fulfillment expenses

Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, shipping and handling expenses, and packaging expenses.

Selling and marketing expenses

(o)   Selling and marketing expenses

Selling and marketing expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, advertising costs, agency fees and costs for promotional materials.

Advertising expenses are charged to the statements of comprehensive loss in the period incurred. The amounts of advertising expenses incurred were RMB125,692, RMB62,749 and RMB30,221 for the years ended December 31, 2016, 2017 and 2018, respectively.

Technology expenses

(p)   Technology expenses

Technology expenses primarily consist of payroll, bonus and benefits of the staff in the technology and system department incurred for development and enhancement to the Group’s websites and platform applications.

For internal and external use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platform. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. The amount of the Group’s technology expenses qualifying for capitalization has been insignificant, and as a result, all development costs incurred for development of internal used software have been expensed as incurred.

General and administrative expenses

(q)   General and administrative expenses

General and administrative expenses primarily consist of payroll, bonus and benefit costs for corporate employees, legal, finance, rental expenses and other corporate overhead costs.

Government grants

(r)   Government grants

Government grants represent rewards provided by the relevant PRC government authorities to the Group for tax refunds and support for investment in certain local districts, which are typically granted based on the amount of investments the Group made as well as income generated by the Group in such districts. Such subsidies allow the Group full discretion to utilize the funds and are used by the Group for general corporate purposes. Normally, the Group does not receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received, and therefore cash subsidies are recognized when received and when all the conditions for their receipts have been satisfied. Government grants recognized were RMB1,993, RMB3,282 and RMB2,166 for the years ended December 31, 2016, 2017 and 2018, respectively, which were recorded in other operating income (expenses), net.

Income Taxes

(s)   Income Taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Value added taxes

(t)   Value added taxes

The Group’s PRC subsidiaries are subject to VAT at rates ranged from 0% to 17% on proceeds received from customers, and are entitled to a deduction for VAT already paid or borne on the products purchased by them. The VAT balance is recorded in other current assets or other current liabilities on the consolidated balance sheets.

Operating leases as lessee

(u)   Operating leases as lessee

Leases, including leases of offices and warehouses, where substantially all the rewards and risks of ownership of assets remain with the lessors are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Group had no capital leases for any of the years stated herein.

Comprehensive income (loss)

(v)   Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of comprehensive loss, and other comprehensive loss includes foreign currency translation adjustments and fair value change of available-for-sale securities.

Foreign currency translation

(w)   Foreign currency translation

The reporting currency of the Group is the Renminbi ("RMB"). The functional currency of the Company and Yao Wang is the United States dollar ("US dollar"). The functional currency of all the other significant subsidiaries and the variable interest entities is RMB. The determination of the respective functional currency is based on the criteria of Accounting Standard Codification ("ASC") 830, Foreign Currency Matters.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive loss in the consolidated statements of shareholders’ (deficit) equity.

Concentration of credit risk

(x)   Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable mainly consist of amounts receivable from product delivery service providers and payment processing service providers, which are all with good collection history. There are no significant concentrations of credit risk. With respect to prepayments, the Group performs on-going credit evaluations of the financial condition of these suppliers.

Concentration of customers

There were no customers individually representing 10% or more of revenues for the years ended December 31, 2016, 2017 and 2018.

There were no customers individually representing 10% or more of accounts receivable as of December 31, 2017 and 2018.

Concentration of suppliers

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2016, 2017 and 2018:

	Years Ended December 31,
	2016	2017	2018
Product purchases:
A	12.4%	14.1%	13.9%
B	*	*	12.7%

The following suppliers accounted for 10% or more of balances of accounts payable as of December 31, 2017 and 2018:

	2017	2018
Accounts payable:
A	16.0%	18.9%
*	Less than 10%.

Foreign currency risk

Renminbi ("RMB") is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB 56,947and RMB 17,810, which were denominated in RMB, as of December 31, 2017 and 2018, respectively.

Fair value

(y)   Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.

The estimated fair value of the Group's financial instruments of which the inputs used to value are classified as Level 2 and are not reported at fair value, including cash and cash equivalents, accounts receivable, other current assets, accounts payable, other current liabilities, approximates their carrying value due to their short-term nature.

Since January 1, 2018, the Group adopted the ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10). Under the new ASC, entities no longer use the cost method of accounting as it was applied before and the new ASC requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, a company can elect to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (the "measurement alternative"). After management's assessment of each of the equity investments described in Note 8, management concluded that investments do not have readily determinable fair values, and elects the measurement alternative.

Share-based compensation

(z)   Share-based compensation

Awards Granted to Employees

The Group grants share options to eligible employees and accounts for these share based awards in accordance with ASC 718 Compensation-Stock Compensation.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using straight-line vesting method over the requisite service period, which is the vesting period. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed.

Prior to the IPO of the Company, with the assistance of an independent third party valuation firm, determined the fair value of the stock options granted to employees. The Black Scholes option pricing model was applied in determining the estimated fair value of the options granted to employees.

After the IPO of the Company, in determining the fair value of the share options and Ordinary Share Units, the closing market price of the underlying shares on the grant date is applied.

Awards Granted to Non-Employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 505, Equity-based payments to nonemployees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. As there is no performance commitment associated with the equity instrument issued to non-employees, the Group remeasures the awards using the then-current fair value at each reporting date until the measurement date, generally when the services are completed and awards are vested, and attributes the changes in those fair values over the service period by straight-line method.

Earnings (loss) per share

(aa) Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

The Group’s convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss allocated to the ordinary shares.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group has convertible preferred shares and stock options, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the convertible preferred shares is computed using the as-if-converted method; the effect of the stock options is computed using the treasury stock method.

In September 2018, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company’s authorized share capital were reclassified and redesigned into Class A ordinary shares and Class B ordinary shares (Note 12). Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual class share structure has no impacts to the earnings per share calculation. Basic earnings per share and diluted earnings per share are the same for each Class A ordinary shares and Class B ordinary shares.

Upon the consummation of the Company’s IPO in September 2018, the convertible redeemable preferred shares were converted into Class A ordinary shares. The two-class method of computing earnings per share ceased to apply on such conversion date.

Segment reporting

(ab) Segment reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker ("CODM") has been identified as the Co-Chairmen and Chief Executive Officer, who reviews the segment information when making decisions about allocating resources and assessing performance of the Group. The Group organized its operations into two segments: B2C segment and B2B segment. There are no internal revenue transactions between the reportable segments. The Group does not distinguish expenses between segments in its internal reporting, and reports expenses by nature as a whole. Furthermore, the Group’s CODM is not provided with asset information by segment. As such, no asset information by segment is presented. The following tables summarize the Group’s product revenues and segment profit/(loss) generated by its segments.

	Years Ended December 31,
	2016	2017	2018
B2C segment
Product revenues	870,361	862,327	847,476
Cost of products sold*	(796,230)	(780,137)	(767,073)
Segment profit for B2C Business	74,131	82,190	80,403
B2B segment
Product revenues	—	86,890	922,751
Cost of products sold*	—	(88,582)	(914,627)
Segment (loss) profit for B2B Model	—	(1,692)	8,124
Total segment profit	74,131	80,498	88,527
*

For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

As the Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC, no geographical segments are presented.

The following is the reconciliation of reportable segment revenues to the Group’s consolidated revenue:

	Years Ended December 31,
	2016	2017	2018
Total revenues for reportable segments	870,361	949,217	1,770,227
Service revenues	3,476	10,269	15,743
Total consolidated revenues	873,837	959,486	1,785,970

The following is a reconciliation of the reportable segments’ measures of profit or loss to the Group’s consolidated loss before income taxes:

	Years Ended December 31,
	2016	2017	2018
Total profit for reportable segments	74,131	80,498	88,527
Unallocated amounts:
Service Revenues	3,476	10,269	15,743
Fulfillment expenses	(68,445)	(55,880)	(73,930)
Selling and marketing expenses	(252,829)	(190,074)	(260,040)
General and administrative expenses	(60,836)	(53,434)	(98,759)
Technology expenses	(61,767)	(48,133)	(71,248)
Other operating income (expenses), net	1,990	2,732	(668)
Interest income	2,308	4,013	4,352
Interest expense	(751)	(55)	—
Foreign exchange gain (loss)	2,630	(3,492)	2,459
Other income (loss),net	(3,353)	4,229	11,531
Loss before income tax	(363,446)	(249,327)	(382,033)

Revenues from different product groups and services are as follows:

	Years Ended December 31,
	2016	2017	2018
Product Revenues	870,361	949,217	1,770,227
Drugs	541,318	649,341	1,489,917
Nutritional supplements	110,295	123,214	190,425
Contact lenses	115,547	107,275	47,295
Medical supplies and devices	68,819	49,414	26,563
Other products	34,382	19,973	16,027
Service Revenues	3,476	10,269	15,743
MP Service	2,472	8,767	12,375
Other Services	1,004	1,502	3,368
Total	873,837	959,486	1,785,970

Recently issued accounting pronouncements

(ac) Recently issued accounting pronouncements

New Accounting Pronouncements Recently Adopted

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, which removes the prohibition in ASC 740 against the immediate recognition of the current and deferred income tax effects of intra-entity transfers of assets other than inventory. The ASU, which is part of the Board's simplification initiative, is intended to reduce the complexity of US GAAP and diversity in practice related to the tax consequences of certain types of intra-entity asset transfers, particularly those involving intellectual property. For public business entities, the ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The ASU requires a modified retrospective method of adoption. The Group adopted this standard in January 2018. This standard did not have a significant impact on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. The guidance provides clarity and reduces diversity in practice and cost and complexity when accounting for a change to the terms or conditions of a share-based payment award. The amendments in this update are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The ASU requires a prospective method of adoption. Early adoption is permitted. As such, the Group adopted this standard in January 2018. This standard did not have a significant impact on its consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718):—Improvements to Nonemployee Share-Based Payment Accounting. ASU 2018-07 simplifies the accounting for nonemployee share-based payment transactions for acquiring goods and services from nonemployees. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted, but no earlier than an entity's adoption date of Topic 606. The Group does not expect the adoption of this ASU will have a significant impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure framework—changes to the disclosure requirements for fair value measurement. The amendments in ASU 2018-13 eliminate the requirements to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, valuation processes for Level 3 fair value measurements, and policy for timing of transfers between levels. ASU 2018-13 also provides clarification in the measurement uncertainty disclosure by explaining that the disclosure is to communicate information about the uncertainty in measurement as of the reporting date. In addition, ASU 2018-13 added the following requirements: changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and range and weighted average of significant unobservable inputs used in Level 3 fair value measurements. Finally, ASU 2018-13 updated language to further encourage entities to apply materiality when considering de minimus for disclosure requirements. The guidance will be applied retrospectively for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with the exception of amendments to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements, and the narrative description of measurement uncertainty which will be applied prospectively. Early adoption is permitted. The Group does not expect the adoption of this ASU will have a significant impact on its consolidated financial statements.

In February 2016, the FASB released ASU 2016-02, Leases, which requires lessees to record lease contracts on the balance sheet by recognizing a right-of-use asset and lease liability with certain practical expedients available. The accounting for lessors remains largely unchanged. In July 2018, the FASB released Accounting Standards Update No. 2018-11 ("ASU 2018-11"), Leases (Topic 842): Targeted Improvements, providing entities with an additional optional transition method. The provisions of ASU 2016-02, and all related ASUs, are effective for interim periods and fiscal years beginning after December 15, 2018, with early adoption permitted. The Group expects to adopt ASU 2016-02 utilizing the optional transition approach allowed under ASU 2018-11 and applying the package of practical expedients beginning January 1, 2019. This option allows entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. By applying ASU 2016-02 at the adoption date, as opposed to at the beginning of the earliest period presented, the Group's reporting for periods prior to January 1, 2019 will continue to be reported in accordance with Leases (Topic 840). The Group are still assessing the potential impact that ASU 2016-02 will have on the financial statements and disclosures, but the Group currently anticipates recognizing right-of-use lease assets in the range of RMB57 million to RMB70 million and related lease liabilities in the range of RMB56 million to RMB69 million for operating leases. The Group does not believe the standard will materially affect its consolidated statements of comprehensive loss or consolidated statements of cash flows.

Convenience translation

(ad) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of 6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 31, 2018, or at any other rate.